UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22188
Van Kampen Retirement Strategy Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 11/30/08

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 98.4%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	957	$89,480
Russell Emerging Markets Fund, Class Y	1,908	18,376
Russell International Developed Markets Fund, Class Y	1,994	44,336
Russell Real Estate Securities Fund, Class Y	649	13,934
Russell Strategic Bond Fund, Class Y	11,912	106,612
Russell U.S. Core Equity Fund, Class Y	2,840	53,298
Russell U.S. Small & Mid Cap Fund, Class Y	2,780	36,535
Van Kampen American Value Fund, Class I (a)	1,088	17,305
Van Kampen Capital Growth Fund, Class I (a)	1,603	10,806
Van Kampen Core Equity Fund, Class I (a)	1,467	8,183
Van Kampen Emerging Markets Fund, Class I (a)	276	2,931
Van Kampen Growth and Income Fund, Class I (a)	1,030	14,301
Van Kampen High Yield Fund, Class I (a)	4,973	33,717
Van Kampen International Growth Fund, Class I (a)	1,122	12,870
Van Kampen Mid Cap Growth Fund, Class I (a)	318	4,628

Total Long-Term Investments 98.4% (Cost $478,566)		467,312

Repurchase Agreements 11.4%
Banc of America Securities ($11,254 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $11,254)		11,254
Citigroup Global Markets, Inc. ($22,507 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $22,508)		22,507
JPMorgan Chase & Co. ($6,752 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $6,752)		6,752

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($13,487 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $13,487)	13,487

Total Repurchase Agreements 11.4%
(Cost $54,000)	54,000

Total Investments 109.8%
(Cost $532,566)	521,312

Liabilities in Excess of Other Assets (9.8%)|	(46,627)

Net Assets 100.0%	$474,685

Percentages are calculated as a percentage of net assets.

(a)	Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$467,312
Level 2 — Other Significant Observable Inputs	54,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$521,312

Security Valuation The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 98.4%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	814	$76,109
Russell Emerging Markets Fund, Class Y	2,069	19,922
Russell International Developed Markets Fund, Class Y	2,162	48,080
Russell Real Estate Securities Fund, Class Y	934	20,057
Russell Strategic Bond Fund, Class Y	10,482	93,815
Russell U.S. Core Equity Fund, Class Y	3,077	57,761
Russell U.S. Small & Mid Cap Fund, Class Y	3,012	39,575
Van Kampen American Value Fund, Class I (a)	1,177	18,723
Van Kampen Capital Growth Fund, Class I (a)	1,859	12,527
Van Kampen Core Equity Fund, Class I (a)	1,592	8,882
Van Kampen Emerging Markets Fund, Class I (a)	307	3,259
Van Kampen Growth and Income Fund, Class I (a)	1,117	15,500
Van Kampen High Yield Fund, Class I (a)	3,213	21,784
Van Kampen International Growth Fund, Class I (a)	1,218	13,969
Van Kampen Mid Cap Growth Fund, Class I (a)	345	5,021

Total Long-Term Investments 98.4% (Cost $471,433)		454,984

Repurchase Agreements 19.0%
Banc of America Securities ($18,339 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $18,340)		18,339
Citigroup Global Markets, Inc. ($36,679 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $36,680)		36,679
JPMorgan Chase & Co. ($11,004 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $11,004)		11,004

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($21,978 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $21,978)	$21,978

Total Repurchase Agreements 19.0% (Cost $88,000)	88,000

Total Investments 117.4% (Cost $559,433)	542,984

Liabilities in Excess of Other Assets (17.4%)	(80,288)

Net Assets 100.0%	$462,696

Percentages are calculated as a percentage of net assets.
(a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$454,984
Level 2 - Other Significant Observable Inputs	88,000
Level 3 — Significant Unobservable Inputs

Total	$542,984

Security Valuation The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 101.2%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	730	$68,255
Russell Emerging Markets Fund, Class Y	1,988	19,148
Russell International Developed Markets Fund, Class Y	2,076	46,176
Russell Real Estate Securities Fund, Class Y	1,122	24,079
Russell Strategic Bond Fund, Class Y	7,970	71,332
Russell U.S. Core Equity Fund, Class Y	2,957	55,500
Russell U.S. Small & Mid Cap Fund, Class Y	2,895	38,035
Van Kampen American Value Fund, Class I (a)	1,132	18,017
Van Kampen Capital Growth Fund, Class I (a)	1,783	12,015
Van Kampen Core Equity Fund, Class I (a)	1,485	8,287
Van Kampen Emerging Markets Fund, Class I (a)	348	3,693
Van Kampen Growth and Income Fund, Class I (a)	1,074	14,902
Van Kampen International Growth Fund, Class I (a)	1,139	13,064
Van Kampen Mid Cap Growth Fund, Class I (a)	324	4,722

Total Long-Term Investments 101.2% (Cost $412,950)		397,225

Repurchase Agreements 3.8%
Banc of America Securities ($3,126 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $3,126)		3,126
Citigroup Global Markets, Inc. ($6,252 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $6,252)		6,252
JPMorgan Chase & Co. ($1,876 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $1,876)		1,876

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($3,746 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $3,746)	$3,746

Total Repurchase Agreements 3.8% (Cost $15,000)	15,000

Total Investments 105.0% (Cost $427,950)	412,225

Liabilities in Excess of Other Assets (5.0%)	(19,526)

Net Assets 100.0%	$392,699

Percentages are calculated as a percentage of net assets.
(a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$397,225
Level 2 - Other Significant Observable Inputs	15,000
Level 3 – Significant Unobservable Inputs	-0-

Total	$412,225

Security Valuation The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 98.1%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	571	$53,388
Russell Emerging Markets Fund, Class Y	2,309	22,233
Russell International Developed Markets Fund, Class Y	2,286	50,841
Russell Real Estate Securities Fund, Class Y	1,485	31,892
Russell Strategic Bond Fund, Class Y	6,245	55,896
Russell U.S. Core Equity Fund, Class Y	3,256	61,117
Russell U.S. Small & Mid Cap Fund, Class Y	3,188	41,892
Van Kampen American Value Fund, Class I (a)	1,247	19,836
Van Kampen Capital Growth Fund, Class I (a)	1,877	12,651
Van Kampen Core Equity Fund, Class I (a)	1,633	9,109
Van Kampen Emerging Markets Fund, Class I (a)	382	4,060
Van Kampen Growth and Income Fund, Class I (a)	1,141	15,842
Van Kampen International Growth Fund, Class I (a)	1,252	14,360
Van Kampen Mid Cap Growth Fund, Class I (a)	356	5,190

Total Long-Term Investments 98.1%
(Cost $413,627)		398,307

Repurchase Agreements 3.0%
Banc of America Securities ($2,501 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $2,501)		2,501
Citigroup Global Markets, Inc. ($5,002 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $5,002)		5,002
JPMorgan Chase & Co. ($1,500 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $1,501)		1,500

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2,997 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $2,997)	2,997

Total Repurchase Agreements 3.0%
(Cost $12,000)	12,000

Total Investments 101.1%
(Cost $425,627)	410,307

Liabilities in Excess of Other Assets (1.1%)	(4,340)

Net Assets 100.0%	$405,967

Percentages are calculated as a percentage of net assets.

(a)	Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$398,307
Level 2 — Other Significant Observable Inputs	12,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$410,307

Security Valuation The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 102.3%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	396	$37,026
Russell Emerging Markets Fund, Class Y	2,414	23,244
Russell International Developed Markets Fund, Class Y	2,487	55,308
Russell Real Estate Securities Fund, Class Y	1,804	38,740
Russell Strategic Bond Fund, Class Y	4,259	38,115
Russell U.S. Core Equity Fund, Class Y	3,542	66,478
Russell U.S. Small & Mid Cap Fund, Class Y	3,467	45,560
Van Kampen American Value Fund, Class I (a)	1,357	21,584
Van Kampen Capital Growth Fund, Class I (a)	2,073	13,971
Van Kampen Core Equity Fund, Class I (a)	1,803	10,060
Van Kampen Emerging Markets Fund, Class I (a)	422	4,483
Van Kampen Growth and Income Fund, Class I (a)	1,260	17,495
Van Kampen International Growth Fund, Class I (a)	1,383	15,858
Van Kampen Mid Cap Growth Fund, Class I (a)	394	5,733

Total Long-Term Investments 102.3%
(Cost $409,705)		393,655

Repurchase Agreements 2.6%
Banc of America Securities ($2,084 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $2,084)		2,084
Citigroup Global Markets, Inc. ($4,168 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $4,168)		4,168
JPMorgan Chase & Co. ($1,250 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $1,250)		1,250

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2,498 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $2,498)	$2,498

Total Repurchase Agreements 2.6%
(Cost $10,000)	10,000

Total Investments 104.9%
(Cost $419,705)	403,655

Liabilities in Excess of Other Assets (4.9%)	(18,777)

Net Assets 100.0%	$384,878

Percentages are calculated as a percentage of net assets.
(a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$393,655
Level 2 - Other Significant Observable Inputs	10,000
Level 3 - Significant Unobservable Inputs	0

Total	$403,655

Security Valuation The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 101.5%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	205	$19,167
Russell Emerging Markets Fund, Class Y	3,219	31,002
Russell International Developed Markets Fund, Class Y	2,766	61,521
Russell Real Estate Securities Fund, Class Y	1,809	38,838
Russell Strategic Bond Fund, Class Y	2,213	19,808
Russell U.S. Core Equity Fund, Class Y	3,835	71,980
Russell U.S. Small & Mid Cap Fund, Class Y	3,857	50,677
Van Kampen American Value Fund, Class I (a)	1,509	24,008
Van Kampen Capital Growth Fund, Class I (a)	2,375	16,005
Van Kampen Core Equity Fund, Class I (a)	2,000	11,162
Van Kampen Emerging Markets Fund, Class I (a)	563	5,980
Van Kampen Growth and Income Fund, Class I (a)	1,399	19,412
Van Kampen International Growth Fund, Class I (a)	1,534	17,596
Van Kampen Mid Cap Growth Fund, Class I (a)	437	6,361

Total Long-Term Investments 101.5% (Cost $408,613)		393,517

Repurchase Agreements 2.9%
Banc of America Securities ($2,292 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $2,292)		2,292
Citigroup Global Markets, Inc. ($4,585 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $4,585)		4,585
JPMorgan Chase & Co. ($1,376 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $1,376)		1,376
State Street Bank & Trust Co. ($2,747 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $2,747)		2,747

Total Repurchase Agreements 2.9% (Cost $11,000)		11,000

Total Investments 104.4% (Cost $419,613)		404,517

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) Continued

Description	Value

Liabilities in Excess of Other Assets (4.4%)	(16,876)

Net Assets 100.0%	$387,641

Percentages are calculated as a percentage of net assets.

(a)	Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$393,517
Level 2 - Other Significant Observable Inputs	11,000
Level 3 - Significant Unobservable Inputs	-0-

Total	$404,517

Security Valuation The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments – November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 102.4%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	205	$19,168
Russell Emerging Markets Fund, Class Y	4,228	40,714
Russell International Developed Markets Fund, Class Y	2,693	59,897
Russell Real Estate Securities Fund, Class Y	1,833	39,352
Russell Strategic Bond Fund, Class Y	2,245	20,090
Russell U.S. Core Equity Fund, Class Y	3,836	72,007
Russell U.S. Small & Mid Cap Fund, Class Y	3,756	49,357
Van Kampen American Value Fund, Class I (a)	1,469	23,369
Van Kampen Capital Growth Fund, Class I (a)	2,312	15,584
Van Kampen Core Equity Fund, Class I (a)	1,920	10,716
Van Kampen Emerging Markets Fund, Class I (a)	737	7,830
Van Kampen Growth and Income Fund, Class I (a)	1,393	19,329
Van Kampen International Growth Fund, Class I (a)	1,519	17,418
Van Kampen Mid Cap Growth Fund, Class I (a)	419	6,107

Total Long-Term Investments 102.4% (Cost $414,594)		400,938

Repurchase Agreements 2.3%
Banc of America Securities ($1,876 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $1,876)		1,876
Citigroup Global Markets, Inc. ($3,751 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $3,751)		3,751
JPMorgan Chase & Co. ($1,125 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $1,125)		1,125

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments – November 30, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2,248 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $2,248)	$2,248

Total Repurchase Agreements 2.3% (Cost $9,000)	9,000

Total Investments 104.7% (Cost $423,594)	409,938

Liabilities in Excess of Other Assets (4.7%)	(18,341)

Net Assets 100.0%	$391,597

Percentages are calculated as a percentage of net assets.
(a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments – November 30, 2008 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$400,938
Level 2 - Other Significant Observable Inputs	9,000
Level 3 – Significant Unobservable Inputs	-0-

Total	$409,938

Security Valuation The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments – November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 102.5%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	205	$19,168
Russell Emerging Markets Fund, Class Y	4,216	40,596
Russell International Developed Markets Fund, Class Y	2,650	58,946
Russell Real Estate Securities Fund, Class Y	1,805	38,762
Russell Strategic Bond Fund, Class Y	2,209	19,770
Russell U.S. Core Equity Fund, Class Y	3,775	70,850
Russell U.S. Small & Mid Cap Fund, Class Y	3,695	48,557
Van Kampen American Value Fund, Class I (a)	1,446	23,003
Van Kampen Capital Growth Fund, Class I (a)	2,208	14,881
Van Kampen Core Equity Fund, Class I (a)	1,920	10,716
Van Kampen Emerging Markets Fund, Class I (a)	737	7,830
Van Kampen Growth and Income Fund, Class I (a)	1,343	18,635
Van Kampen International Growth Fund, Class I (a)	1,473	16,891
Van Kampen Mid Cap Growth Fund, Class I (a)	419	6,107

Total Long-Term Investments 102.5%
(Cost $409,358)		394,712

Repurchase Agreements 2.3%
Banc of America Securities ($1,876 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $1,876)		1,876
Citigroup Global Markets, Inc. ($3,751 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $3,751)		3,751
JPMorgan Chase & Co. ($1,125 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $1,125)		1,125
State Street Bank & Trust Co. ($2,248 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $2,248)		2,248

Total Repurchase Agreements 2.3%
(Cost $9,000)		9,000

Total Investments 104.8%
(Cost $418,358)		403,712

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments – November 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Liabilities in Excess of Other Assets (4.8%)		(18,493)

Net Assets 100.0%		$385,219

   Percentages are calculated as a percentage of net assets.
   (a)      Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$394,712
Level 2 - Other Significant Observable Inputs	9,000
Level 3 – Significant Unobservable Inputs	-0-

Total	$403,712

Security Valuation The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 102.5%
iShares Barclays Treasury Inflation Protected Securities Fund	205	$19,168
Russell Emerging Markets Fund, Class Y	4,216	40,596
Russell International Developed Markets Fund, Class Y	2,650	58,946
Russell Real Estate Securities Fund, Class Y	1,805	38,763
Russell Strategic Bond Fund, Class Y	2,209	19,770
Russell U.S. Core Equity Fund, Class Y	3,775	70,851
Russell U.S. Small & Mid Cap Fund, Class Y	3,695	48,558
Van Kampen American Value Fund, Class I (a)	1,446	23,003
Van Kampen Capital Growth Fund, Class I (a)	2,208	14,881
Van Kampen Core Equity Fund, Class I (a)	1,920	10,716
Van Kampen Emerging Markets Fund, Class I (a)	737	7,830
Van Kampen Growth and Income Fund, Class I (a)	1,343	18,635
Van Kampen International Growth Fund, Class I (a)	1,473	16,891
Van Kampen Mid Cap Growth Fund, Class I (a)	419	6,107

Total Long-Term Investments 102.5%
(Cost $409,361)		394,715

Repurchase Agreements 2.3%
Banc of America Securities ($1,876 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $1,876)		1,876
Citigroup Global Markets, Inc. ($3,751 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $3,751)		3,751
JPMorgan Chase & Co. ($1,125 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $1,125)		1,125

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued

Description	Value
Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2,248 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $2,248)	$2,248

Total Repurchase Agreements 2.3%
(Cost $9,000)	9,000

Total Investments 104.8%
(Cost $418,361)	403,715

Liabilities in Excess of Other Assets (4.8%)	(18,493)

Net Assets 100.0%	$385,222

Percentages are calculated as a percentage of net assets.

(a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$394,715
Level 2 - Other Significant Observable Inputs	9,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$403,715

Security Valuation The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen In Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 96.8%
iShares Barclays Treasury Inflation Protected Securities Fund	1,287	$120,335
Russell Emerging Markets Fund, Class Y	806	7,758
Russell International Developed Markets Fund, Class Y	554	12,323
Russell Strategic Bond Fund, Class Y	13,797	123,482
Russell U.S. Core Equity Fund, Class Y	1,177	22,089
Russell U.S. Small & Mid Cap Fund, Class Y	1,152	15,138
Van Kampen American Value Fund, Class I (a)	433	6,896
Van Kampen Capital Growth Fund, Class I (a)	692	4,663
Van Kampen Core Equity Fund, Class I (a)	602	3,358
Van Kampen Emerging Markets Fund, Class I (a)	141	1,496
Van Kampen Growth and Income Fund, Class I (a)	421	5,839
Van Kampen High Yield Fund, Class I (a)	6,223	42,194
Van Kampen International Growth Fund, Class I (a)	311	3,572
Van Kampen Mid Cap Growth Fund, Class I (a)	131	1,914

Total Long-Term Investments 96.8% (Cost $388,590)		371,057

Repurchase Agreements 7.6%
Banc of America Securities ($6,044 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $6,044)		6,044
Citigroup Global Markets, Inc. ($12,087 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $12,088)		12,087
JPMorgan Chase & Co. ($3,626 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $3,626)		3,626

Van Kampen In Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($7,243 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $7,243)	$7,243

Total Repurchase Agreements 7.6% (Cost $29,000)	29,000

Total Investments 104.4% (Cost $417,590)	400,057

Liabilities in Excess of Other Assets (4.4%)	(16,751)

Net Assets 100.0%	$383,306

Percentages are calculated as a percentage of net assets.
(a) Affiliated Fund
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen In Retirement Strategy Fund
Portfolio of Investments — November 30, 2008 (Unaudited) continued
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$371,057
Level 2 — Other Significant Observable Inputs	29,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$400,057

Security Valuation The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Retirement Strategy Trust

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	January 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	January 20, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	January 20, 2009